Related Party Transactions - Schedule of Amount Owing To Related Parties (10 Q) (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Due to related parties	$ 32,455	$ 3,128
Training Fees [Member]
Due to related parties	29,429
Other [Member]
Due to related parties	$ 3,026	$ 3,128